SCHEDULE OF SENSITIVITY ANALYSIS (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Actuarial assumption capitalization rate [member]
IfrsStatementLineItems [Line Items]
Impact of: 1% increase	$ (4,913)	$ (4,775)
1% decrease	5,782	5,720
Actuarial assumption salary growth rate [member]
IfrsStatementLineItems [Line Items]
Impact of: 1% increase	5,906	5,856
1% decrease